Commitments and Contingencies (Minimum Rental Commitments Under Operating Lease) (Detail) (USD $) In Thousands, unless otherwise specified	May 04, 2013	Feb. 02, 2013
Operating Leased Assets [Line Items]
Remaining 2013	$ 32,697	$ 41,136
2014	47,404	45,932
2015	46,965	45,348
2016	44,437	42,818
2017	43,522	41,900
Thereafter	166,516	156,405
Total minimum rental commitments under operating lease agreements	381,541	373,539
Retail Stores [Member]
Operating Leased Assets [Line Items]
Remaining 2013	30,367	38,278
2014	42,991	41,519
2015	42,287	40,670
2016	41,340	39,721
2017	40,912	39,290
Thereafter	153,485	143,394
Total minimum rental commitments under operating lease agreements	351,382	342,872
Corporate Office and Distribution Centers [Member]
Operating Leased Assets [Line Items]
Remaining 2013	2,330	2,858
2014	4,413	4,413
2015	4,678	4,678
2016	3,097	3,097
2017	2,610	2,610
Thereafter	13,031	13,011
Total minimum rental commitments under operating lease agreements	$ 30,159	$ 30,667